STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
NOTE 15 - STOCK-BASED COMPENSATION

AU10TIX’s Limited, AU10TIX’s subsidiary, has a Stock Option Plan which has reserved 500,000 shares of its common stock for its future issuance. As of December 31, 2021, the subsidiary has 13,000,000 authorized shares of which 12,500,000 shares are issued and outstanding. Under the stock option plan, stock options may be granted to employees, officers, directors, consultants and service providers of the subsidiary at an exercise price as determined by the subsidiary’s board of directors with expiration terms of not more than ten years after the date such option is granted. Options granted under the plan generally vest over a period of four years.

The following is a summary of the AU10TIX Limited stock options issued and outstanding:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term
Options outstanding as of December 31, 2021	199,875	$0.01	5.5 years
Options granted	-	-
Options exercised	-	-
Options transferred to AU10TIX Technologies B.V.	199,875	0.01
Options outstanding, end of the year	-	$-	-

Options exercisable, as of December 31, 2022	-

There are no non-vested options in AU10TIX Limited.

In August 2020, AU10TIX’s board agreed to transfer the option plan from AU10TIX Limited to AU10TIX Technologies B.V. with the same terms and conditions. On June 24, 2022, the board of AU10TIX Technologies B.V. has adopted the “AU10TIX Technologies B.V. 2022 Stock Option Plan” (the “Plan”). The Plan grants rights to subscribe for up to 500,000 class A ordinary shares (“Ordinary Share”) in the capital of AU10TIX Technologies B.V. to employees, directors, consultants and service providers of AU10TIX Technologies B.V. and / or any related entity (as defined in the plan). By resolution of the board of AU10TIX Technologies B.V., on February 12, 2023, the board resolved to increase the number of options that can be exercised under the option plan from 500,000 to 1,000,000 ordinary shares.

The following is a summary of the AU10TIX Technologies B.V. stock options issued and outstanding:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term
Options outstanding as of December 31, 2021	30,000	$26.46
Options granted	193,000	0.59
Options exercised	-	-
Options transferred from AU10TIX Limited	199,875	0.01
Forfeited	(54,000)	15.25
Options outstanding, end of the year	368,875	$0.23	5 years

Options exercisable, as of December 31, 2022	282,625

As of December 31,2022 the non-vested options are 86,250.

During the years ended December 31, 2022, 2021 and 2020, there was $513, $350 and $0 compensation expenses.

As of December 31, 2022, the Company has $374 of unrecognized compensation cost related to stock options.